GENERAL	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-            GENERAL

a.
Check Point Software Technologies Ltd., an Israeli corporation (“Check Point Ltd.”), and subsidiaries (collectively, the “Company” or “Check Point”), develop, market and support wide range of products and services for IT security, by offering a multilevel security architecture that defends enterprises’ cloud, network and mobile device held information.

The Company operates in one operating and reportable segment and its revenues are mainly derived from the sales of its network and data security products, including licenses, related software updates, maintenance and security subscriptions. The Company sells its products worldwide primarily through multiple distribution channels (“channel partners”), including distributors, resellers, system integrators, Original Equipment Manufacturers (“OEMs”) and Managed Security Service Providers (“MSSPs”).

b.
In each 2025, 2024 and 2023, approximately 39%, 39% and 40% respectively, of the Company’s revenues were derived from three channel partners. Revenues derived from one channel partner in 2025, 2024 and 2023 were 15%, 14% and 14%, respectively, and revenues derived from the second channel partner in 2025, 2024 and 2023 were 13%, 13%, and 14%, respectively, and revenues derived from the other channel partner in 2025, 2024 and 2023 were 11%,12% and 12% respectively of the Company’s revenues in such years. Trade receivable balances from these three channel partners aggregated $335.0 and $331.5 as of December 31, 2025 and 2024 respectively.